P R O S P E C T U S

                                      FMI
                                   Large Cap
                                      Fund

                                   A NO-LOAD
                                  MUTUAL FUND

P R O S P E C T U S                                         DECEMBER 31, 2001

                                      FMI
                                 Large Cap Fund

 FMI Large Cap Fund is a no load mutual fund seeking long-term capital appreciation by investing in a limited number of large capitalization value stocks.

 Please read this Prospectus and keep it for future reference. It contains important information, including information on how FMI Large Cap Fund invests and the services it offers to shareholders.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

   Questions Every Investor Should Ask Before
     Investing in FMI Large Cap Fund                                     1

   Fees and Expenses                                                     2

   Investment Objective and Strategies                                   3

   Management of the Fund                                                3

   The Fund's Share Price                                                3

   Purchasing Shares                                                     4

   Redeeming Shares                                                      6

   Exchanging Shares                                                     7

   Dividends, Distributions and Taxes                                    8

   Share Purchase Application                                            9


FMI Funds, Inc.                                                  (414) 226-4555
225 East Mason Street                               Milwaukee, Wisconsin  53202

                        QUESTIONS EVERY INVESTOR SHOULD
                            ASK BEFORE INVESTING IN
                               FMI LARGE CAP FUND

1. WHAT ARE THE FUND'S GOALS?

   FMI Large Cap Fund seeks long-term capital appreciation.

2. WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

   The Fund invests in a limited number of large capitalization (i.e., more than $4 billion market capitalization) value stocks. We look for stocks of good businesses that are selling at value prices in an effort to achieve above average performance with below average risk. We believe good businesses have some or all of the following characteristics:

   o   A strong, defendable niche that is difficult to replicate

   o   A high degree of recurring revenue

   o   Modestly priced products or services

   o   Attractive return-on-investment economics

   o   Above-average growth or improving profitability prospects

   We consider valuation

   o   On both an absolute and relative to the market basis

   o   Utilizing both historical and prospective analysis

3. WHAT ARE THE PRINCIPAL RISKS IN INVESTING IN THE FUND?

   Investors in the Fund may lose money. There are risks associated with the types of securities in which the Fund invests. These risks include:

   o MARKET RISK: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

   o NON-DIVERSIFICATION RISK: The Fund is non-diversified. It likely will invest in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.

   o VALUE INVESTING RISK: Our portfolio managers may be wrong in their assessment of a company's value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. From time to time "value" investing falls out of favor with investors. During these periods, the Fund's relative performance may suffer.

   Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

4. HOW HAS THE FUND PERFORMED?

   The Fund is newly organized and therefore has no performance history. The Fund's performance will vary from year to year.

                               FEES AND EXPENSES

 The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                  No Sales Charge

Maximum Deferred Sales Charge (Load)                   No Deferred Sales Charge

Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends and Distributions                          No Sales Charge

Redemption Fee                                         None(1)<F1>

Exchange Fee                                           None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fees                                        1.00%

Distribution and/or Service (12b-1) Fees               None(2)<F2>

Other Expenses                                         0.95%(3)<F3>

Total Annual Fund Operating Expenses                   1.95%

Expense Reimbursement                                  (0.20%)(4)<F4>

Net Expenses                                           1.75%

(1)<F1>  Our transfer agent charges a fee of $15.00 for each wire redemption.
(2)<F2> Although the Fund has adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 permitting it to pay distribution fees of up to 0.25% of its average net assets, it does not intend to pay any fees pursuant to such Plan during the fiscal year ending September 30, 2002.
(3)<F3> Based on the Fund's estimates for the fiscal year ending September 30, 2002.
(4)<F4> The Fund's investment adviser has agreed to reimburse the Fund to the extent necessary to insure that Total Annual Fund Operating Expenses do not exceed 1.75%.

EXAMPLE

 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                           1 YEAR           3 YEARS
                           ------           -------
                            $178              $551

                              INVESTMENT OBJECTIVE
                                 AND STRATEGIES

 The Fund seeks long-term capital appreciation. Although we have no intention of doing so, the Fund may change its investment objective without obtaining shareholder approval. Please remember that an investment objective is not a guarantee. An investment in the Fund might not appreciate and investors could lose money.

 The Fund may, in response to adverse market, economic, political or other conditions, take temporary defensive positions. In such circumstances the Fund may invest in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements). The Fund will not be able to achieve its investment objective of long-term capital appreciation to the extent that it invests in money market instruments since these securities do not appreciate in value. When the Fund is not taking a temporary defensive position, it still will hold some cash and money market instruments so that it can pay its expenses, satisfy redemption requests or take advantage of investment opportunities.

 Our portfolio managers are patient investors. The Fund does not attempt to achieve its investment objective by active and frequent trading of common stocks.

                             MANAGEMENT OF THE FUND

 Fiduciary Management, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser's address is:

                             225 East Mason Street
                              Milwaukee, WI  53202

 The Adviser has been in business since 1980 and will be the Fund's only investment adviser. As the investment adviser to the Fund, the Adviser manages the investment portfolio for the Fund. It makes the decisions as to which securities to buy and which securities to sell. The Fund pays the Adviser an annual investment advisory fee equal to 1.00% of its average net assets.

 Ted D. Kellner and Patrick J. English are primarily responsible for the day-to-day management of the Fund's portfolio. They are the Fund's portfolio managers. Mr. Kellner has been employed by the Adviser in various capacities since 1980, and Mr. English has been employed by the Adviser in various capacities since 1986. Their current positions with the Adviser are:

 Ted D. Kellner          Chairman of the Board and
                         Chief Executive Officer

 Patrick J. English      President

                             THE FUND'S SHARE PRICE

 The price at which investors purchase shares of the Fund and at which shareholders redeem shares of the Fund is called its net asset value. The Fund normally calculates its net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on most national holidays and on Good Friday. The Fund calculates its net asset value based on the market prices of the securities (other than money market instruments) it holds. It values most money market instruments it holds at their amortized cost. The Fund will process purchase orders that it receives and accepts and redemption orders that it receives prior to the close of regular trading on a day in which the New York Stock Exchange is open at the net asset value determined later that day. It will process purchase orders that it receives and accepts and redemption orders that it receives after the close of regular trading at the net asset value determined at the close of regular trading on the next day the New York Stock Exchange is open.

                               PURCHASING SHARES

 HOW TO PURCHASE SHARES FROM THE FUND

 1.  Read this Prospectus carefully

 2. Determine how much you want to invest keeping in mind the following minimums*<F5>:

     A. NEW ACCOUNTS
        o All Accounts                      $1,000

     B. EXISTING ACCOUNTS
        o Dividend reinvestment         No Minimum
        o Automatic Investment Plan          $  50
        o All other accounts                  $100

     *<F5>  Servicing Agents may impose different minimums.

 3. Complete the Purchase Application included in this Prospectus, carefully following the instructions. For additional investments, complete the remittance form attached to your individual account statements. (The Fund has additional Purchase Applications and remittance forms if you need them.) If you have any questions, please call 1-800-811-5311.

 4. Make your check payable to "FMI Large Cap Fund." All checks must be drawn on U.S. banks. The Fund will not accept cash or third party checks.
     U.S. BANCORP FUND SERVICES, LLC, THE FUND'S TRANSFER AGENT, WILL CHARGE A $25 FEE AGAINST A SHAREHOLDER'S ACCOUNT FOR ANY PAYMENT CHECK RETURNED FOR INSUFFICIENT FUNDS. THE SHAREHOLDER WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY THE FUND AS A RESULT.

 5.  Send the application and check to:

     BY FIRST CLASS MAIL

     FMI Large Cap Fund
     c/o U.S. Bancorp Fund Services, LLC
     P.O. Box 701
     Milwaukee, WI  53201-0701

     BY OVERNIGHT DELIVERY
     SERVICE OR
     REGISTERED MAIL

     FMI Large Cap Fund
     c/o U.S. Bancorp Fund Services, LLC
     615 East Michigan Street, 3rd Floor
     Milwaukee, WI  53202-5207

PLEASE DO NOT MAIL LETTERS BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL TO THE POST OFFICE BOX ADDRESS.

 6. If you wish to open an account by wire, please call 1-800-811-5311 prior to wiring funds in order to obtain a confirmation number and to ensure prompt and accurate handling of funds. YOU SHOULD WIRE FUNDS TO:

     U.S. Bank, N.A.
     777 East Wisconsin Avenue
     Milwaukee, WI  53202
     ABA #042000013

     CREDIT:
     U.S. Bancorp Fund Services, LLC
     Account #112-952-137

     FURTHER CREDIT:
     FMI Large Cap Fund
     (shareholder registration)
     (shareholder account number)

 You should then send a properly signed Purchase Application marked "FOLLOW-UP" to either of the addresses listed above. PLEASE REMEMBER THAT U.S. BANK, N.A. MUST RECEIVE YOUR WIRED FUNDS PRIOR TO THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE FOR YOU TO RECEIVE SAME DAY PRICING. THE FUND AND U.S. BANK, N.A. ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM, OR FROM INCOMPLETE WIRING INSTRUCTIONS.

PURCHASING SHARES FROM BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHERS

 Some broker-dealers may sell shares of the Fund. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Adviser. Some broker-dealers may purchase and redeem shares on a three-day settlement basis.

 The Fund may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the Fund as an investment alternative in the programs they offer or administer. Servicing agents may:

 o Become shareholders of record of the Fund. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent. This also means that purchases made through Servicing Agents are not subject to the Fund's minimum purchase requirement.

 o Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund.

 o Charge fees to their customers for the services they provide them. Also, the Fund and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

 o Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

 o Be authorized to accept purchase orders on the Fund's behalf (and designate other Servicing Agents to accept purchase orders on the Fund's behalf). This means that the Fund will process the purchase order at the net asset value which is determined following the Servicing Agent's (or its designee's) acceptance of the customer's order.

 If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent. When you purchase shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

OTHER INFORMATION ABOUT PURCHASING SHARES OF THE FUND

 The Fund may reject any Purchase Applications for any reason. The Fund will not accept purchase orders made by telephone, unless they are from a Servicing Agent which has an agreement with the Fund. Shares of the Fund have not been registered for sale outside of the United States.

 The Fund will not issue certificates evidencing shares purchased. The Fund will send investors a written confirmation for all purchases of shares.

 The Fund offers an automatic investment plan allowing shareholders to make purchases on a regular and convenient basis. The Fund also offers the following retirement plans:

 o   Traditional IRA

 o   Roth IRA

 o   Education IRA

 o   SEP-IRA

 o   Simple IRA

 o   401(k) Plan

 o   Defined Contribution Retirement Plan

 o   403(b)(7) Custodial Accounts

 Investors can obtain further information about the automatic investment plan and the retirement plans by calling the Fund at 1-800-811-5311. The Fund recommends that investors consult with a competent financial and tax advisor regarding the retirement plans before investing through them.

                                REDEEMING SHARES

HOW TO REDEEM (SELL) SHARES BY MAIL

 1.  Prepare a letter of instruction containing:

     o  account number(s)

     o  the amount of money or number of shares being redeemed

     o  the name(s) on the account

     o  daytime phone number

     o additional information that the Fund may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Fund's transfer agent, U.S. Bancorp Fund Services, LLC, in advance, at 1-800-811-5311 if you have any questions.

 2. Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

 3. Have the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution in the following situations:

     o The redemption proceeds are to be sent to a person other than the person in whose name the shares are registered

     o The redemption proceeds are to be sent to an address other than the address of record

A NOTARIZED SIGNATURE IS NOT AN ACCEPTABLE SUBSTITUTE FOR A SIGNATURE GUARANTEE.

 4.  Send the letter of instruction to:

     BY FIRST CLASS MAIL

     FMI Large Cap Fund
     c/o U.S. Bancorp Fund Services, LLC
     P.O. Box 701
     Milwaukee, WI  53201-0701

     BY OVERNIGHT DELIVERY
     SERVICE OR REGISTERED
     MAIL

     FMI Large Cap Fund
     c/o U.S. Bancorp Fund Services, LLC
     615 East Michigan Street, 3rd Floor
     Milwaukee, WI  53202-5207

PLEASE DO NOT MAIL LETTERS BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL TO THE POST OFFICE BOX ADDRESS.

HOW TO REDEEM (SELL) SHARES THROUGH SERVICING AGENTS

 If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so. Servicing Agents may charge you a fee for this service.

PAYMENT OF REDEMPTION PROCEEDS

 The redemption price per share you receive for redemption requests is the next determined net asset value after:

 o U.S. Bancorp Fund Services, LLC receives your written request in proper form with all required information.

 o A Servicing Agent or its designee that has been authorized to accept redemption requests on behalf of the Fund receives your request in accordance with its procedures.

 U.S. Bancorp Fund Services, LLC will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the written request with all required information. If you request in the letter of instruction, U.S. Bancorp Fund Services, LLC will transfer the redemption proceeds to your designated bank account by either Electronic Funds Transfer or wire. An Electronic Funds Transfer generally takes up to 3 business days to reach the shareholder's account whereas U.S. Bancorp Fund Services, LLC generally wires redemption proceeds on the business day following the calculation of the redemption price. U.S. Bancorp Fund Services, LLC currently charges $15 for each wire redemption but does not charge a fee for Electronic Funds Transfers. Those shareholders who redeem shares through Servicing Agents will receive their redemption proceeds in accordance with the procedures established by the Servicing Agent.

OTHER REDEMPTION CONSIDERATIONS

 When redeeming shares of the Fund, shareholders should consider the following:

 o   The redemption may result in a taxable gain.

 o Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes. If not, these redemptions, as well as redemptions of other retirement plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding.

 o The Fund may delay the payment of redemption proceeds for up to seven days in all cases.

 o If you purchased shares by check, the Fund may delay the payment of redemption proceeds until it is reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).

 o U.S. Bancorp Fund Services, LLC will transfer the redemption proceeds by Electronic Funds Transfer or by wire only if the shareholder has sent in a written request with signatures guaranteed.

 o The Fund reserves the right to refuse a telephone redemption request (which may be made only through Servicing Agents) if it believes it is advisable to do so. Both the Fund and U.S. Bancorp Fund Services, LLC may modify or terminate its procedures for telephone redemptions at any time. Neither the Fund nor U.S. Bancorp Fund Services, LLC will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions. They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If a Servicing Agent cannot contact U.S. Bancorp Fund Services, LLC by telephone, it should make a redemption request in writing in the manner described earlier.

 o If your account balance falls below $1,000 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $1,000 or more. If you do not, the Fund may close your account and mail the redemption proceeds to you.

 o The Fund may pay redemption requests "in kind." This means that the Fund may pay redemption requests entirely or partially with securities rather than cash.

                               EXCHANGING SHARES

 Shares of the Fund may be exchanged for shares of:

 o   FMI Common Stock Fund

 o   FMI Focus Fund

 o   FMI AAM Palm Beach Total Return Fund

 o   FMI Winslow Growth Fund

 o   FMI Knappenberger Bayer Emerging Growth Fund

 o   FMI Woodland Small Capitalization Value Fund

 o   FMI Sasco Contrarian Value Fund

 o   First American Prime Obligations Fund

at the relative net asset values.  (FMI Common Stock Fund, FMI Focus
Fund, FMI AAM Palm Beach Total Return Fund, FMI Winslow Growth Fund, FMI Knappenberger Bayer Emerging Growth Fund, FMI Woodland Small Capitalization Value Fund and FMI Sasco Contrarian Value Fund are other mutual funds advised by the Adviser. An affiliate of U.S. Bancorp Fund Services, LLC advises First American Prime Obligations Fund, a money market mutual fund. Neither U.S. Bancorp Fund Services, LLC nor First American Prime Obligations Fund is affiliated with the Fund or the Adviser.) You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares. The registration of both the account from which the exchange is being made and the account to which the exchange is being made must be identical.

HOW TO EXCHANGE SHARES

  1. Read this Prospectus (and the prospectus for the fund for which shares are to be exchanged) carefully.

  2. Determine the number of shares you want to exchange keeping in mind that exchanges are subject to a $1,000 minimum.

  3. Write to FMIFunds, Inc., c/o U.S. Bancorp Fund Services, LLC, 3rd Floor, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

 The Fund distributes substantially all of its net investment income and substantially all of its capital gains annually. You have four distribution options:

 o ALL REINVESTMENT OPTION - Both dividend and capital gains distributions will be reinvested in additional Fund shares.

 o PARTIAL REINVESTMENT OPTION - Dividends will be paid in cash and capital gains distributions will be reinvested in additional Fund shares.

 o PARTIAL REINVESTMENT OPTION - Dividends will be reinvested in additional Fund shares and capital gains distributions will be paid in cash.

 o ALL CASH OPTION - Both dividend and capital gains distributions will be paid in cash.

 You may make this election on the Purchase Application. You may change your election by writing to U.S. Bancorp Fund Services, LLC or by calling 1-800-811-5311.

 The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains). The Fund expects that its distributions generally will consist primarily of long-term capital gains.

                                      FMI
                                Large Cap Fund

                          SHARE PURCHASE APPLICATION
                       Minimum Initial Investment $1,000
                      Minimum Subsequent Investment $100

o  This is a follow-up application
   (Investment by wire transfer. See page 4 of the Prospectus.)

Mail Completed Application to:
     FMI Large Cap Fund
     c/o U.S. Bancorp Fund Services, LLC
     P.O. Box 701
     Milwaukee, Wisconsin  53201-0701

Overnight Express Mail to:
     FMI Large Cap Fund
     c/o U.S. Bancorp Fund Services, LLC
     3rd Floor
     615 E. Michigan Street
     Milwaukee, Wisconsin  53202

Use this form for individual, custodial, trust, profit-sharing or pension plan accounts, including self-directed IRA, SEP/IRA and 401(k) plans. DO NOT USE THIS FORM FOR FMI LARGE CAP FUND-SPONSORED 401(K), 403(B)(7), SEP/IRA, SIMPLEIRA, IRAS OR DEFINED CONTRIBUTION PLANS (KEOGH OR CORPORATE PROFIT-SHARING AND MONEY-PURCHASE) WHICH REQUIRE FORMS AVAILABLE FROM THE FUND. For information please call 1-800-811-5311 or 1-414-765-4124.

o  ACCOUNT REGISTRATION

   Individual   o   Name
                    -----------------------------------------------------------
                    Social Security Number          Citizen of  o U.S.  o Other
                    -----------------------------------------------------------
   Joint
     Owner*<F6> o   Name
                    -----------------------------------------------------------
                    Social Security Number          Citizen of  o U.S.  o Other
                    -----------------------------------------------------------
   Gift to
     Minor      o   Custodian
                    -----------------------------------------------------------
                    Minor                           Minor's Birthdate
                    -----------------------------------------------------------
                    Minor's Social Security Number  Citizen of  o U.S.  o Other
                    -----------------------------------------------------------
Corporation,    o   Name of Entity
Partnership         -----------------------------------------------------------
or Other Entity     Taxpayer Identification Number
                    -----------------------------------------------------------
                    o  A corporate resolution form or certificate is required
                       for corporate accounts.
                    -----------------------------------------------------------
Trust, Estate   o   Name
or Guardianship     -----------------------------------------------------------
                    Name of Fiduciary(s)
                    -----------------------------------------------------------
                    Taxpayer Identification Number  Date of Trust
                    -----------------------------------------------------------

                    o Additional documentation and certification may be
                      requested.

*<F6> (Registration will be Joint Tenants with Rights of Survivorship (JTWROS) unless otherwise specified)

o  MAILING ADDRESS                          o  Send Duplicate Confirmations To:

                    -----------------------------------------------------------
                    Street, Apt.            Name

                    -----------------------------------------------------------
                    City, State, Zip Code   Street, Apt.

                    -----------------------------------------------------------
                    Daytime Phone Number    City, State, Zip Code

o  INVESTMENT, PAYMENT FOR INITIAL PURCHASE AND DISTRIBUTIONS

   By  o check
   or  o wire**<F7>

The minimum initial Investment is $1,000 for shares of FMI Large Cap Fund Minimum additions to the Fund are $100.

                             DISTRIBUTION OPTIONS

                               Capital Gains    Capital Gains
             Capital Gains     Reinvested       in Cash           Capital Gains
             & Dividends       & Dividends      & Dividends       & Dividends
Amount       Reinvested        in Cash          Reinvested        In Cash
$            o                 o                o                 o
-------------------------------------------------------------------------------
(If no dividend option is checked, dividends and capital gains will be reinvested.)

o If you would like your cash payments automatically deposited to your checking or savings account, please check the box at left and attach a voided check.

**<F7>  Indicate date and total amount of wire:

Date-------------------------------     Amount $-------------------------------

WIRING INSTRUCTIONS: The wire transfer should be preceded by a telephone call to U.S. Bancorp Fund Services, LLC at 1-800-811-5311 or 1-414-765-4124 in order to obtain a confirmation number and to ensure prompt and accurate handling of funds. The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire System, or from incomplete wiring instructions. A completed share purchase application also must be sent to FMI Large Cap Fund at the above address immediately following the investment to establish a NEW account by wire transfer. A purchase request for the Fund should be wired through the Federal Reserve System as follows:

U.S. Bank, N.A.                For credit to: U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue      Account Number 112-952-137
Milwaukee, Wisconsin 53202     For further credit to:  FMI Large Cap Fund
ABA Number 042000013
                               Shareholder name: ------------------------------

                               Shareholder account number: --------------------

o  EXCHANGE PRIVILEGE

   If investment is by exchange, such exchange should be made from:

   o  FMI Common Stock Fund
      Account# -----------------

   o  FMI Focus Fund
      Account# -----------------

   o  FMI AAM Palm Beach Total Return Fund
      Account# -----------------

   o  FMI Winslow Growth Fund
      Account# -----------------

   o  FMI Knappenberger Bayer Emerging Growth Fund
      Account# -----------------

   o  FMI Woodland Small Capitalization Value Fund
      Account# -----------------

   o  FMI Sasco Contrarian Value Fund
      Account# -----------------

   o  First American Prime Obligations Fund
      Account# -----------------

   (I understand that exchanges between the Funds are taxable transactions.)

   Amount of Exchange $ --------------- or Number of Shares ---------------

o  AUTOMATIC INVESTMENT PLAN
   Important: Attach an unsigned, voided check (for checking accounts) or a savings account deposit slip here, and complete this form.

I would like to establish an Automatic Investment Plan for FMI Large Cap Fund as described in the Prospectus. Based on these instructions, U.S. Bancorp Fund Services, LLC, the Transfer Agent for FMI Large Cap Fund, will automatically transfer money directly from my checking, NOW account or savings account on the ---- day of the month, or the first business day thereafter, to purchase shares in FMI Large Cap Fund. If the automatic purchase cannot be made due to insufficient funds or stop payment, a $25 fee will be assessed.

Please start the Automatic Investment Plan on this month, day and year: -------
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Please debit my bank account $----------------- ($50 minimum) on a  o monthly
o quarterly basis, to be invested in my FMI Large Cap Fund account (account number, if known --------------------------).

I (we) authorize you via the ACH Network to honor all debit entries initiated
o monthly OR  o quarterly through U.S. Bank, N.A. on behalf of the U.S.
Bancorp Fund Services, LLC. All such debits are subject to sufficient collected funds in my account to pay the debit when presented.

-------------------------------------   -------------------------------------
Name(s) on your Bank Account            Signature of Bank Account Owner

-------------------------------------   -------------------------------------
                                        Signature of Joint Owner (if any)

-------------------------------------
Account Number

o  SYSTEMATIC WITHDRAWALS
   A balance of at least $10,000 is required for this option.

I would like to withdraw from FMI Large Cap Fund $------------ (exact dollars per payment - $100 minimum)

o I would like to have payments made to me on or about the ---- day of each month

               OR

o I would like to have payments made to me on or about the ---- day of these months:

     o Jan.    o Feb.    o Mar.     o Apr.    o May     o June
     o July    o Aug.    o Sept.    o Oct.    o Nov.    o Dec.

o I would like my payments automatically deposited to my checking or savings account. I have attached a voided check.

o  SIGNATURES AND CERTIFICATION

Under the penalty of perjury, I certify that (1) the Social Security Number or Taxpayer Identification Number shown on this form is my correct Taxpayer Identification Number, (2) I am not subject to backup withholding either as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding and (3) I am a U.S. person (including a U.S. resident alien). The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

-------------------------------------   -------------------------------------
Signature*<F8>                          Signature of Co-Owner, if any

-------------------------------------   -------------------------------------
Date

*<F8> If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.

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Print name and title of officer signing for a corporation or other entity.

 To learn more about FMI Large Cap Fund, you may want to read FMI Large Cap Fund's Statement of Additional Information (or "SAI") which contains additional information about the Fund. FMI Large Cap Fund has incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

 You also may learn more about FMI Large Cap Fund's investments by reading the Fund's annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of FMI Large Cap Fund during its last fiscal year.

 The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, simply by calling U.S. Bancorp Fund Services, LLC at 1-800-811-5311.

 Prospective investors and shareholders who have questions about FMI Large Cap Fund may also call the following number or write to the following address.

 FMI Large Cap Fund
 225 East Mason Street
 Milwaukee, Wisconsin 53202
 1-800-811-5311
 www.fiduciarymgt.com

 The general public can review and copy information about FMI Large Cap Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about FMI Large Cap Fund are also available on the EDGAR Database at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

 Public Reference Section
 Securities and Exchange Commission
 Washington, D.C. 20549-6009

 Please refer to FMI Large Cap Fund's Investment Company Act File No. 811-07831 when seeking information about the Fund from the Securities and Exchange Commission.